Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Ares Acquisition Corporation II [Member]
RELATED PARTY TRANSACTIONS
4. RELATED PARTY TRANSACTIONS
Sponsor Shares
On March 19, 2021, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration of the Company’s Class B ordinary shares. Through April 25, 2023, the Company effectuated a share surrender and share recapitalizations resulting in the Sponsor holding an aggregate of 12,937,500 Class B ordinary shares, which would represent 20% of the outstanding shares upon completion of the offering. The Sponsor agreed to forfeit up to 1,687,500 Class B ordinary shares to the extent that the underwriters’ over-allotment option was not exercised in full so that the Class B ordinary shares would represent, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On April 25, 2023, the underwriters partially exercised the over-allotment option to purchase 5,000,000 Units; thus, 1,250,000 Class B ordinary shares were no longer subject to forfeiture. On June 5, 2023, following the expiration of the remaining over-allotment option, the Sponsor forfeited 437,500 Class B ordinary shares. The Class B ordinary shares will automatically convert into Class A ordinary shares upon consummation of a Business Combination, or earlier at the option of the holders of the Class B ordinary shares, on a one-for-one
basis, subject to certain adjustments, as described in Note 6.
The Sponsor has agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) subsequent to the consummation of a Business Combination, (a) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, or (b) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
On April 22, 2025, in connection with the Extension, the Company issued an aggregate of 12,500,000 Class A ordinary shares to the Sponsor upon the conversion by the Sponsor of an equal number of Class B ordinary shares. The 12,500,000 Class A ordinary shares issued in connection with the Conversion are subject to the same restrictions as applied to the Class B ordinary shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the Company’s prospectus for its Initial Public Offering. Following the Conversion, there are no Class B ordinary shares issued and outstanding.
Private Placement Warrants
Concurrently with the closing of the Initial Public Offering, the Company consummated the Private Placement of 14,300,000 Private Placement Warrants, including 1,000,000 Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $14,300,000 in a Private Placement to the Sponsor. Each Private Placement Warrant is exercisable to purchase one share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the public shares, and the Private Placement Warrants may expire worthless.
Other Receivables
The Company incurred certain costs to obtain the Extension and to file the Registration Statement. A portion of such costs was agreed to be repaid by Kodiak upon the earlier of (i) closing of the Proposed Business Combination by the post-Business Combination entity and (ii) termination of the Business Combination Agreement. As of June 30, 2025, the portion of costs expected to be repaid by Kodiak was $2,441,582 and is reflected within other receivables in the accompanying condensed balance sheets.
Related Party Loans
Overfunding Loans
Concurrently with the closing of the Initial Public Offering, the Sponsor extended the Base Overfunding Loan in the amount of $4,500,000 to the Company. On April 25, 2023, simultaneously with the sale of the Over-Allotment Units, the Sponsor further extended the Over-allotment Overfunding Loan in the amount of $500,000 to the Company, for an aggregate outstanding principal amount of $5,000,000. The Overfunding Loans will be repaid upon the closing of the initial Business Combination or converted into warrants of the post-Business Combination entity at a price of $1.00 per warrant (or any combination of repayment or conversion), at the Sponsor’s discretion, which warrants will be identical to the Private Placement Warrants. The Overfunding Loans are being extended in order to ensure that the amount in the Trust Account is $10.10 per public share. If the Company does not complete an initial Business Combination, the Company will not repay the Overfunding Loans from amounts held in the Trust Account, however, the Company may repay the Overfunding Loans if there are funds available outside the Trust Account. As of June 30, 2025 and December 31, 2024, the Company had $5,000,000 outstanding in connection with the Overfunding Loans as reflected in the accompanying condensed balance sheets
Extension Note
On April 22, 2025, in connection with the approval of the Extension, the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.02 for each outstanding Class A ordinary share, other than Class A ordinary shares held by the Sponsor upon any conversion of Class B ordinary shares, beginning on April 25, 2025. 50% of the aggregate Contributions will be an obligation of the Company pursuant to the Extension Note. The Extension Note will be repaid to the Sponsor on the Maturity Date. The Maturity Date may be accelerated upon the occurrence of certain events of default. Any outstanding principal under the Extension Note may be prepaid at any time by the Company, at its election and without penalty. In addition, Kodiak has agreed to reimburse the Sponsor for 50% of the aggregate Contributions. For the three and six months ended June 30, 2025, the Sponsor deposited $2,961,583 into the Trust Account. As of June 30, 2025, there was $1,480,791 outstanding under the Extension Note and $1,480,792, which represents Kodiak’s 50% obligation, is reflected within deferred financing obligation in the accompanying condensed balance sheets. If the Proposed Business Combination closes, the aggregate amount of all Contributions will be repaid in full by the post-Business Combination entity at the time of the closing of the Proposed Business Combination.
Working Capital Loan
On June 23, 2025, the Company issued a promissory note to the Sponsor in respect of the Working Capital Loan of up to $2,000,000. The Working Capital Loan is
non-interest
bearing and is repayable upon the earlier of the (i) consummation of the Business Combination and (ii) last day the Company has to complete a Business Combination pursuant to its Amended and Restated Memorandum and Articles of Association. The maturity date of the Working Capital Loan may be accelerated upon the occurrence of certain events of default as defined in the promissory note governing the Working Capital Loan. Any outstanding principal under the Working Capital Loan may be prepaid at any time by the Company without penalty. If the Company does not consummate the Business Combination, the Working Capital Loan will be repaid solely to the extent that the Company has funds available to it, if any, outside of its Trust Account. The total principal amount of the Working Capital Loan may be converted, in whole or in part, at the option of the Sponsor into warrants of the post-Business Combination entity at a price of $1.00 per warrant, with each warrant exercisable for one share of stock of the post-Business Combination entity. The warrants will otherwise be identical to the Private Placement Warrants. As of June 30, 2025, there was $1,232,707 outstanding under the Working Capital Loan. As of December 31, 2024, the Company had no Working Capital Loan outstanding.
Administrative Service Fee
On April 20, 2023, the Company has agreed to pay the Sponsor, or an affiliate of the Sponsor, a monthly fee of $16,667 for office space, utilities, secretarial support and administrative services. This arrangement will terminate upon completion of a Business Combination or the distribution of the Trust Account to the public shareholders. The Company incurred $50,001 and $100,002 during the three and six months ended June 30, 2025 and 2024, respectively, in expenses in connection with such services. These expenses were presented within general and administrative expenses in the accompanying unaudited condensed statements of operations. As of June 30, 2025 and December 31, 2024, the Company had no outstanding balance due to related party in connection with such services as reflected in the accompanying condensed balance sheets.
Advances from Related Parties
The Sponsor, or an affiliate of the Sponsor, paid certain operating costs on behalf of the Company. These advances are due on demand and are non-interest
bearing. As of June 30, 2025 and December 31, 2024, the Company had $52,582 and $50,221, respectively, outstanding in due to related party as reflected in the accompanying condensed balance sheets.
Advisory Agreement
On April 20, 2023, the Company engaged AMCM, an affiliate of the Sponsor, to provide consulting and advisory services to the Company in connection with the Initial Public Offering and the initial Business Combination. Ares Management Capital Markets LLC received an advisory fee of $2,000,000, paid upon the closing of the Initial Public

Offering, and will receive a deferred advisory fee of $3,500,000, payable solely in the event that the Company completes the initial Business Combination. The fees are reimbursed from a portion of the fees paid to the underwriters.
On April 11, 2025, the Company and AMCM agreed to adjust the aggregate amount payable to AMCM as a deferred Initial Public Offering advisory fee to $2,777,777.

4. RELATED PARTY TRANSACTIONS
Class B Ordinary Shares
On March 19, 2021, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration of the Company’s Class B ordinary shares. Through April 25, 2023, the Company effectuated a share surrender and share recapitalizations resulting in the Sponsor holding an aggregate of 12,937,500 Class B ordinary shares, which would represent 20% of the outstanding shares upon completion of the offering. The Sponsor agreed to forfeit up to 1,687,500 Class B ordinary shares to the extent that the underwriters’ over-allotment option was not exercised in full so that the Class B ordinary shares would represent, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On April 25, 2023, the underwriters partially exercised the over-allotment option to purchase 5,000,000 Units; thus, 1,250,000 Class B ordinary shares were no longer subject to forfeiture. On June 5, 2023, following the expiration of the remaining over-allotment option, the Sponsor forfeited 437,500 Class B ordinary shares. The Class B ordinary shares will automatically convert into Class A ordinary shares upon consummation of a Business Combination, or earlier at the option of the holders of the Class B ordinary shares, on a one-for-one
basis, subject to certain adjustments, as described in Note 6.
The Sponsor has agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) subsequent to the consummation of a Business Combination, (a) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, or (b) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On March 19, 2021, the Company issued a promissory note to the Sponsor, pursuant to which the Sponsor agreed to loan the Company up to an aggregate of $300,000 to be used for the payment of costs related to the Initial Public Offering (the “Promissory Note”). On February 8, 2023, the Company amended the Promissory Note with an effective date as of December 31, 2021 to increase the principal up to $400,000. The Promissory Note was non-interest
bearing, unsecured and payable upon the completion of the Initial Public Offering. The Company borrowed $366,781 under the Promissory Note and fully repaid the Promissory Note on April 25, 2023. Borrowings under the Promissory Note were no longer available after consummation of the Initial Public Offering.
Private Placement Warrants
Concurrently with the closing of the Initial Public Offering, the Company consummated the private placement of 14,300,000 Private Placement Warrants, including 1,000,000 Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $14,300,000 in a private placement to the Sponsor. Each Private Placement Warrant is exercisable to purchase one share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period (as it may be extended), the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the public shares, and the Private Placement Warrants may expire worthless.
Overfunding Loans
Concurrently with the closing of the Initial Public Offering, the Sponsor extended the Base Overfunding Loan in the amount of $4,500,000 to the Company. On April 25, 2023, simultaneously with the sale of the Over-

Allotment Units, the Sponsor further extended the Over-allotment Overfunding Loan in the amount of $500,000 to the Company, for an aggregate outstanding principal amount of $5,000,000. The Overfunding Loans will be repaid upon the closing of the initial Business Combination or converted into warrants of the post-business combination entity at a price of $1.00 per warrant (or any combination of repayment or conversion), at the Sponsor’s discretion, which warrants will be identical to the Private Placement Warrants. The Overfunding Loans are being extended in order to ensure that the amount in the Trust Account is $10.10 per public share. If the Company does not complete an initial Business Combination, the Company will not repay the Overfunding Loans from amounts held in the Trust Account, however, the Company may repay the Overfunding Loans if there are funds available outside the Trust Account. As of December 31, 2024 and 2023, the Company had $5,000,000 outstanding in connection with the Overfunding Loans as reflected in the accompanying balance sheets.
Working Capital Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor may loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2024 and 2023, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Service Fee
On April 20, 2023, the Company has agreed to pay the Sponsor, or an affiliate of the Sponsor, a monthly fee of $16,667 for office space, utilities, secretarial support and administrative services. This arrangement will terminate upon completion of a Business Combination or the distribution of the Trust Account to the public shareholders. The Company incurred $200,004 and $139,447, respectively, during the years ended December 31, 2024 and 2023 in expenses in connection with such services. These expenses were presented within general and administrative expenses in the accompanying statements of operations. As of December 31, 2024 and 2023, the Company had no outstanding balance in accrued expenses in connection with such services as reflected in the accompanying balance sheets.
Advances from Related Parties
The Sponsor, or an affiliate of the Sponsor, paid certain operating costs on behalf of the Company. These advances are due on demand and are non-interest
bearing. As of December 31, 2024 and 2023, the Company had $50,221 and $7,500, respectively, outstanding in due to related party as reflected in the accompanying balance sheets.
Advisory Agreement
On April 20, 2023, the Company engaged Ares Management Capital Markets LLC, an affiliate of the Company’s Sponsor, to provide consulting and advisory services to the Company in connection with the Initial

Public Offering and the initial Business Combination. Ares Management Capital Markets LLC received a
n IPO
advisory fee of $2,000,000, paid upon the closing of the Initial Public Offering, and will receive a deferre
d IPO
advisory fee of $3,500,000, payable solely in the event that the Company completes the initial Business Combination. The fees are reimbursed from a portion of the fees paid to the underwriters.